6. Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following at December 31:

	2014	2013
Accrued interest	$38,773	$312,057
Accrued royalties and commissions	11,666	11,666
Deposit on proposed business combination	475,000	–
Other	799	799
	$526,238	$324,522

During the fourth quarter of 2014, we reached settlement agreements with most all of our noteholders and we restructured their notes. The settlements included an agreement by the noteholders to forgo payment of nearly all of the interest which had been accrued but unpaid as of the dates of the each settlement agreement. See Note 8 for further information.

During 2014, we entered into agreements first with Greenome, then with Sky Rover under which we agreed to sell 80% of our outstanding common stock. As part of the agreements, we received advances from Greenome and Sky Rover to be used to mitigate debt, to acquire common stock from a major shareholder on their behalf, and to continue our operations. See Note 14 for further information with respect to these agreements.